WARRANTS LIABILITY (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) D $ / shares shares	Dec. 31, 2023 USD ($)
WARRANTS LIABILITY
Warrants value at the date of issuance (see Note 1d)		$ 10,925
Warrants liability
WARRANTS LIABILITY
Balance as of January 1,	$ 1,485
Warrants value at the date of issuance (see Note 1d)		10,925
Loss (gain) from revaluation to fair value through profit or loss	965	(9,440)
Balance as of December 31,	$ 2,450	$ 1,485
Number of shares purchased for a warrant | shares	1
Warrant price | $ / shares	$ 11.5
Public Warrants exercisable term after the completion of BCA	30 days
Exercise period of warrants	5 years
Warrants liability | Redemption of warrants when the price per share of ordinary shares equals or exceeds $18.00
WARRANTS LIABILITY
Redemption price | $ / shares	$ 0.01
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 18
Threshold trading days for redemption of warrants | D	20
Threshold consecutive trading days for redemption of warrants | D	30